Key management personnel (Details Narratives) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Short-term benefits		$ 9,000		$ 96,000
Share-based	$ 628,000	620,000	$ 1,127,000	1,533,000
Key management personnel [Member]
Statement [Line Items]
Share-based		$ 54,000		$ 54,000
Interest			25.00%